Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Common stock, shares authorized	650,000,000		650,000,000	650,000,000
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000
Common stock, par value	$ 0.01		$ 0.01	$ 0.01
Preferred stock, par value	$ 0.01		$ 0.01	$ 0.01
Common stock, shares outstanding	40,763,917		40,743,917	6,635,127
Preferred stock, shares outstanding	1,000,000		1,000,000	10,000,000
Number of shares issued for services			10,000	25,000
Number of shares issued for services, value	$ 40,000		$ 15,000	$ 74,500
Common stock issued to officers and other employees, shares			766,033	542,268
Common stock issued to officers and other employees			$ 1,472,601	$ 2,783,922
Stcok conversion description	Each share of preferred stock is convertible into the Company's common stock at a rate of one (1) preferred share to 1.5 common shares.
Preferred stock, voting rights	Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock.		Each share of preferred stock is convertible into the Company's common stock at a rate of one (1) preferred share to 1.5 common shares. Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock.
Research and Development Expense [Member]
Common stock issued to officers and other employees, shares		5,537
Common stock issued to officers and other employees		$ 10,000	$ 243,045	$ 536,515
Management Consulting Services [Member]
Number of shares issued for services	20,000
Number of shares issued for services, value	$ 40,000